Intangible assets	12 Months Ended
Dec. 31, 2019
Intangible assets
Intangible assets

6. Intangible assets

Intangible assets, net consists of the following:

	As of
	December 31,	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Licenses (1)	26,000,000	26,600,000	3,820,851
Software and others	4,362,895	11,324,077	1,626,602
Accumulated amortization	(1,962,489)	(2,797,373)	(401,818)
Intangible assets, net	28,400,406	35,126,704	5,045,635
(1)	During 2018, the Group acquired an insurance broker license at a cost of RMB26,000,000. During 2019, the Group further acquired an insurance sale on line license at a cost of RMB 600,000 (US$86,185).

Amortization expenses were RMB678,692,  RMB389,829 and RMB834,884 (US$119,924) for the years ended December 31, 2017, 2018 and 2019 respectively. The Group expects to record amortization expenses of RMB1,206,846 (US$173,353),  RMB963,277 (US$138,366), RMB906,974 (US$130,279), RMB888,206 (US$127,583) and RMB888,206 (US$127,583) for the years ending December 31, 2020, 2021, 2022 ,2023 and 2024 respectively.